CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Balances, June 30, 2019	$ 184,388	$ 342	$ (131,663)	$ 48,730	$ 268,194	$ (1,215)
Balances, June 30, 2019		1,852	1,568
Balances at beginning (in shares) at Dec. 31, 2017		1,852	1,568
Balances at beginning at Dec. 31, 2017	184,388	$ 342	$ (131,663)	48,730	268,194	(1,215)
Net income	$ 17,285				17,285
Stock-based compensation transactions (in shares)	1	1
Stock-based compensation transactions	$ 931		$ 26			905
Dividends	(4,457)				(4,457)
Balances at ending (in shares) at Jun. 30, 2018		1,853	1,567
Balances at ending at Jun. 30, 2018	198,057	$ 342	$ (131,727)	49,635	279,807	49,635
Dividends	(4,457)				(4,457)
Balances, June 30, 2019	198,057	$ 342	$ (131,727)	49,635	279,807	(1,215)
Balances, June 30, 2019		1,853	1,567
Reclass from adopting ASO 2016-01	0				(1,215)	1,215
Dividends	4,457				4,457
Shares surrendered in stock transactions	(90)		$ (90)
Balances, June 30, 2019	190,968	$ 342	$ (131,658)	49,044	273,240
Balances, June 30, 2019		1,852	1,568
Balances at beginning (in shares) at Mar. 31, 2018		1,852	1,568
Balances at beginning at Mar. 31, 2018	190,968	$ 342	$ (131,658)	49,044	273,240
Net income	8,797				8,798
Stock-based compensation transactions (in shares)		1	(1)
Stock-based compensation transactions	612		$ 21	591
Dividends	2,231				2,231
Balances at ending (in shares) at Jun. 30, 2018		1,853	1,567
Balances at ending at Jun. 30, 2018	198,057	$ 342	$ (131,727)	49,635	279,807	49,635
Dividends	2,231				2,231
Balances, June 30, 2019	190,968	$ 342	$ (131,658)	49,044	273,240	49,635
Balances, June 30, 2019		1,852	1,568
Dividends	(2,231)				(2,231)
Shares surrendered in stock transactions	(90)		$ (90)
Balances, June 30, 2019	198,057	$ 342	$ (131,727)	49,635	279,807	49,635
Balances, June 30, 2019		1,853	1,567
Balances, June 30, 2019	210,767	$ 342	$ (131,727)	50,391	291,761	0
Balances, June 30, 2019		1,853	1,567
Balances at beginning (in shares) at Dec. 31, 2018		1,853	1,567
Balances at beginning at Dec. 31, 2018	210,767	$ 342	$ (131,727)	50,391	291,761	0
Net income	19,102				19,102
Stock-based compensation transactions (in shares)		3	(3)
Stock-based compensation transactions	987		$ 46	941
Dividends	5,017				5,017
Balances at ending (in shares) at Jun. 30, 2019		1,855	1,565
Balances at ending at Jun. 30, 2019	225,260	$ 342	$ (132,260)	51,332	305,846	0
Dividends	5,017				5,017
Balances, June 30, 2019	225,260	$ 342	$ (132,260)	51,332	305,846	0
Balances, June 30, 2019		1,855	1,565
Dividends	(5,017)				(5,017)
Shares surrendered in stock transactions	$ (579)		$ (579)
Shares surrendered in stock transactions (in shares)	(1)		1
Balances, June 30, 2019	$ 218,083	$ 342	$ (131,721)	50,772	298,690
Balances, June 30, 2019		1,853	1,567
Balances at beginning (in shares) at Mar. 31, 2019		1,853	1,567
Balances at beginning at Mar. 31, 2019	218,083	$ 342	$ (131,721)	50,772	298,690
Net income	9,664				9,664
Stock-based compensation transactions (in shares)		3
Stock-based compensation transactions	600		$ 40	560
Dividends	(2,508)				(2,508)
Balances at ending (in shares) at Jun. 30, 2019		1,855	1,565
Balances at ending at Jun. 30, 2019	225,260	$ 342	$ (132,260)	51,332	305,846	0
Dividends	(2,508)				(2,508)
Balances, June 30, 2019	225,260	$ 342	$ (131,721)	50,772	298,690	0
Balances, June 30, 2019		1,853	1,567
Dividends	2,508				2,508
Shares surrendered in stock transactions	(579)		$ (579)
Shares surrendered in stock transactions (in shares)		(1)	1
Balances, June 30, 2019	$ 225,260	$ 342	$ (132,260)	$ 51,332	$ 305,846	$ 0
Balances, June 30, 2019		1,855	1,565